Exhibit 99.1

Repurchases and replacements relating to asset-backed securities*

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand
(a)	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	(h)	(% of principal balance) (i)
Rosy Blue Carat S.A. CIK 0001765123	X	Rosy Blue N.V.	$ 182,148,336.13	$ 182,148,336.13	100%	$ 5,145,835.28	$ 182,148,336.13	2.83%

Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(#) (j)	(k)	(% of principal balance) (l)	(#) (m)	(n)	(% of principal balance) (o)	(#) (p)	(q)	(% of principal balance) (r)	(#) (s)	(t)	(% of principal balance) (u)	(#) (v)	(w)	(% of principal balance) (x)
$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%	$ -	$ -	0%

*Please note that with respect to the Assets That Were Subject of Demand and repurchased during the reporting period, no assets were repurchased owing to a breach of any representations or warranties by the Originator, and the transaction does not include any covenant or right of repurchase. As such, the “Assets That Were Repurchased or Replaced” does not include any data.